Income Taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Taxes (Textual) [Abstract]
Corporate tax rate of the company	0.00%	0.00%	0.00%
Net decrease in valuation allowances	$ 20,825	$ 31,093
Valuation allowances charged to other accounts		12,625
Tax credits, net capital and operating loss carryforwards	503,666	591,392
Tax credits, net capital and operating loss carryforwards having expiration date	162,844	162,973
Tax credits, net capital and operating loss carryforwards expiration date	Through 2032 for $162,844 in net operating losses	Through 2031 for $162,973 in net operating losses
Gross unrecognized tax benefits	133,874	132,861	118,662
Accrued income taxes payable for interest and penalties relating to unrecognized tax benefits	18,704	17,973
Accrued income taxes payable recognized in the statement of income	731	2,403
Expected decrease in unrecognized tax benefits within next 12 months	$ 30,143